Inventory (Details) - USD ($)	Mar. 31, 2018	Dec. 31, 2017	Jun. 30, 2017	Jun. 30, 2016
Inventory Disclosure [Abstract]
Finished Inventory	$ 66,365	$ 77,517	$ 216,711	$ 290,368
Raw Materials and Packaging	4,795	4,795	7,984	0
Total Inventory	$ 71,160	$ 82,321	$ 224,695	$ 290,368